Intangible assets - Goodwill - Breakdown based on CGUs to which Goodwill has been allocated and Changes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Goodwill	$ 1,734	$ 1,734
Changes in goodwill	0	0
Santander Vivienda
Goodwill
Goodwill	$ 1,734	$ 1,734